Share-Based Compensation (Details) - Schedule of Activity of the Service-Based RSUs - RSU [Member] - $ / shares	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested Beginning Balance
Weighted Average Grant-Date Fair Value, Unvested Beginning Balance
Number of shares, Granted	536,990
Weighted Average Grant-Date Fair Value, Granted
Number of shares, Addition due to acquisition of AIX		536,990
Weighted Average Grant-Date Fair Value, Addition due to acquisition of AIX		$ 3,410
Number of shares, Vested
Weighted Average Grant-Date Fair Value,Vested
Number of shares, Forfeited
Weighted Average Grant-Date Fair Value, Forfeited
Number of shares, Unvested Ending Balance		536,990
Weighted Average Grant-Date Fair Value, Unvested Ending Balance		$ 3,410